Parent Company Only Condensed Financial Information (Unaudited)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Condensed Financial Information Disclosure [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (UNAUDITED)

NOTE 21 — PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (UNAUDITED)

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. YS Group performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded it was applicable to YS Group as the restricted net assets of YS Group’s PRC subsidiaries exceeded 25% of the consolidated net assets of YS Group. Therefore, the condensed financial statements of the parent company are included herein.

PARENT COMPANY BALANCE SHEETS

	March 31, 2023	September 30, 2023	September 30, 2023
	(RMB)	(RMB)	(US$)
		(Unaudited)	(Unaudited)
ASSETS
Current Assets
Cash	3,045,660	200,226,800	$27,887,518
Prepaid expenses and other current assets	—	3,467,843	483,000
Amounts due from subsidiaries	1,039,986,896	874,990,142	121,868,317
Total current assets	1,043,032,556	1,078,684,785	150,238,835

Non-current assets
Long-term investments, net	158,734,357	165,851,381	23,099,722
Total non-current assets	158,734,357	165,851,381	23,099,722
Total Assets	1,201,766,913	1,244,536,166	$173,338,557

LIABILITIES AND EQUITY
Current Liabilities
Accrued expenses and other liabilities	461,105,636	681,685,969	$94,944,980
Warrants liability	8,792,389	2,185,122	304,343
Amounts due to subsidiaries	3,415,603	3,568,745	497,054
Total current liabilities	473,313,628	687,439,836	95,746,377
Total Liabilities	473,313,628	687,439,836	95,746,377

Shareholders’ equity:
Ordinary shares, par value US$0.00002 per share; 9,950,000,000 shares authorized; 93,058,197 shares issued and outstanding;	12,297	12,297	1,713
Additional paid-in capital	2,656,891,036	2,656,891,036	370,050,842
Accumulated deficit	(1,874,037,965)	(2,048,560,763)	(285,322,817)
Accumulated other comprehensive loss	(54,412,083)	(51,246,240)	(7,137,558)
Total shareholders’ equity	728,453,285	557,096,330	77,592,180
Total liabilities and shareholders’ equity	1,201,766,913	1,244,536,166	$173,338,557

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	Six Months Ended September 30,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
	(Unaudited)	(Unaudited)	(Unaudited)
Equity loss of subsidiaries	(5,703,582)	(172,494,083)	$(24,024,916)

Operating expenses:
General and administrative	6,356,204	10,798,610	1,504,027
Research and development	(934,367)	—	—
Total operating expenses	5,421,837	10,798,610	1,504,027

Loss from operations	(11,125,419)	(183,292,693)	(25,528,943)

Other income:
Interest income	54	1,918,587	267,220
Fair value changes of warrant liability	—	6,851,308	954,248
Total other income, net	54	8,769,895	1,221,468

Net loss	(11,125,365)	(174,522,798)	(24,307,475)
Accretion to redemption value of convertible redeemable preferred shares	(72,083,238)	—	—
Net loss attributable to YS Biopharma	(83,208,603)	(174,522,798)	(24,307,475)

Net loss	(11,125,365)	(174,522,798)	(24,307,475)
Foreign currency translation (loss) gain	(168,653,952)	3,165,843	440,937
Total comprehensive loss	(179,779,317)	(171,356,955)	$(23,866,538)

Loss per share*:
– Basic and Diluted	(0.18)	(1.88)	$(0.26)
Weighted average number of ordinary shares outstanding*:
– Basic and Diluted	61,785,466	93,058,197	93,058,197

*        Gives retroactive effect to reflect the reorganization in February 2021 and business combination in March 2023.

PARENT COMPANY STATEMENTS OF CASH FLOWS

	Six Months Ended September 30,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
	(Unaudited)	(Unaudited)	(Unaudited)
Net loss	(11,125,365)	(174,522,798)	$(24,307,475)
Equity loss of subsidiaries	5,703,582	172,494,083	24,024,915
Share-based compensation	(85,316)	—	—
Fair value changes of warrant liability	—	(6,851,308)	(954,248)
Changes in operating assets and liabilities:
Amounts due from subsidiaries	(328,910,623)	164,996,754	22,980,689
Amounts due to subsidiaries	373,586	153,142	21,330
Prepaid expenses and other current assets	—	(3,467,843)	(483,000)
Accrued expenses and other liabilities	55,467,639	37,562,847	5,231,740
Net cash (used in) provided by operating activities	(278,576,497)	190,364,877	26,513,951

Effect of exchange rate on cash	29,908,137	6,816,263	949,369
Net (decrease) increase in cash	(248,668,360)	197,181,140	27,463,320
Cash at the beginning of the period	252,611,535	3,045,660	424,198
Cash at the end of the period	3,943,175	200,226,800	$27,887,518

Non-cash transactions:
Accretion to redemption value of convertible redeemable preferred shares	72,083,238	—	$—

NOTE 22 — PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (UNAUDITED)

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. YS Group performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to YS Group as the restricted net assets of YS Group’s PRC subsidiaries exceeded 25% of the consolidated net assets of YS Group. Therefore, the condensed financial statements of the parent company are included herein.

PARENT COMPANY BALANCE SHEETS

	As of March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
	(Unaudited)	(Unaudited)	(Unaudited)
ASSETS
Current Assets
Cash	252,611,535	3,045,660	$443,218
Amounts due from related parties	519,236,876	1,039,986,896	151,343,466
Total current assets	771,848,411	1,043,032,556	151,786,684

Non-current assets
Long-term investments, net	146,641,652	158,734,357	23,099,722
Total non-current assets	146,641,652	158,734,357	23,099,722
Total Assets	918,490,063	1,201,766,913	$174,886,406

LIABILITIES AND EQUITY
Current Liabilities
Accrued expenses and other liabilities	244,082,464	461,105,636	$67,102,120
Warrants liability	—	8,792,389	1,279,507
Amounts due to related parties	3,155,395	3,415,603	497,054
Total current liabilities	247,237,859	473,313,628	68,878,681
Total Liabilities	247,237,859	473,313,628	68,878,681

Mezzanine equity
Series A and A-1 redeemable convertible preferred shares (par value US$0.000005 per share, 50,000,000 shares authorized; 21,548,589 shares issued and outstanding)	458,074,468	—	—
Series B redeemable convertible preferred shares (par value US$0.000005 per share, 100,000,000 shares authorized; 65,414,858 shares issued and outstanding)	912,146,924	—	—
Total mezzanine equity	1,370,221,392	—	—

Shareholders’ (deficit)/equity:
Ordinary shares, par value US$0.00002 per share; 9,950,000,000 shares authorized; 61,827,883 and 93,058,197 shares issued and outstanding as of March 31, 2022 and 2023, respectively;*	7,978	12,297	1,790
Additional paid-in capital	808,502,018	2,656,891,036	386,642,466
Accumulated deficit	(1,590,567,163)	(1,874,037,965)	(272,718,245)
Accumulated other comprehensive income/(loss)	83,087,979	(54,412,083)	(7,918,286)
Total shareholders’ (deficit)/equity	(698,969,188)	728,453,285	106,007,725
Total liabilities, mezzanine equity and shareholders’ (deficit)/equity	918,490,063	1,201,766,913	$174,886,406

*        Gives retroactive effect to reflect the reorganization in February 2021 and business combination in March 2023.

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	Years Ended March 31,
	2021	2022	2023	2023
	(RMB)	(RMB)	(RMB)	(US$)
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Equity loss of subsidiaries	(60,903,713)	(75,864,722)	(138,758,136)	$(20,192,694)

Operating expenses:
Selling and marketing	54,278	—	—	—
General and administrative	104,562,058	29,178,255	7,630,726	1,110,456
Research and development	4,352,356	988,531	(887,280)	(129,121)
Total operating expenses	108,968,692	30,166,786	6,743,446	981,335

Loss from operations	(169,872,405)	(106,031,508)	(145,501,582)	(21,174,029)

Other income (expenses):
Financial income/(expenses)	(21,953,837)	27,107	1,119	163
Fair value changes of warrant liability	—	—	21,358	3,108
Total other income/(expense), net	(21,953,837)	27,107	22,477	3,271

Net income/(loss)	(191,826,242)	(106,004,401)	(145,479,105)	(21,170,758)
Accretion to redemption value of convertible redeemable preferred shares	(16,610,297)	(130,662,326)	(137,991,697)	(20,081,159)
Net loss attributable to YS Biopharma	(208,436,538)	(236,666,727)	(283,470,802)	(41,251,917)

Net loss	(191,826,242)	(106,004,401)	(145,479,105)	(21,170,758)
Foreign currency translation gain(loss)	22,455,217	38,864,606	(137,500,062)	(20,009,614)
Total comprehensive loss	(169,371,025)	(67,139,795)	(282,979,167)	$(41,180,372)

Loss per share*:
– Basic and Diluted	(3.10)	(1.71)	(1.56)	$(0.23)
Weighted average number of ordinary shares outstanding*:
– Basic and Diluted	61,827,883	61,827,883	93,058,197	93,058,197

*        Gives retroactive effect to reflect the reorganization in February 2021 and combination in March 2023.

PARENT COMPANY STATEMENTS OF CASH FLOWS

	Years Ended March 31,
	2021	2022	2023	2023
	(RMB)	(RMB)	(RMB)	(US$)
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Net loss	(191,826,242)	(106,004,401)	(145,479,105)	$(21,170,758)
Equity loss of subsidiaries	60,903,713	75,864,722	138,758,136	20,192,694
Share-based compensation	76,756,500	7,764,448	3,505,001	510,063
Fair value changes of warrant liability	—	—	(21,358)	(3,108)
Changes in operating assets and liabilities:
Amounts due from related parties	(421,125,633)	(23,299,705)	(520,750,020)	(75,781,833)
Amounts due to related parties	2,906,881	(110,893)	260,208	37,867
Accrued expenses and other liabilities	77,228,629	(24,732,348)	48,377,785	7,040,148
Net cash used in operating activities	(395,156,152)	(70,518,177)	(475,349,353)	(69,174,927)

Cash flows from investing activities:
Payment for long-term investment	(7,658,738)	(813,776)	—	—
Net cash used in investing activities	(7,658,738)	(813,776)	—	—

Cash flows from financing activities:
Proceeds from issuance of mezzanine equity	729,412,999	—	—	—
Shareholders’ contributions	1,589,236	—	—	—
Proceeds from acquisition	—	—	252,457,329	36,738,701
Offering cost			(35,884,661)	(5,222,094)
Net cash provided by financing activities	731,002,235	—	216,572,668	31,516,607

Effect of exchange rate on cash	2,109,604	(6,353,461)	9,210,810	1,340,397
Net (decrease) increase in cash	330,296,949	(77,685,414)	(249,565,875)	(36,317,923)
Cash at the beginning of the year	—	330,296,949	252,611,535	36,761,141
Cash at the end of the year	330,296,949	252,611,535	3,045,660	$443,218

Non-cash transactions:
Accretion to redemption value of convertible redeemable preferred shares	16,610,297	130,662,326	(137,991,697)	$(20,081,159)
Forgiveness from related parties	446,092,527	—	—	—
Equity transaction from warrants	—	—	(8,870,007)	$(1,290,802)
Equity transaction from preferred shares	—	—	1,636,897,084	$238,208,461